Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Contract drilling	$ 65,431
Costs and expenses
Contract drilling	(32,142)
General and administrative expenses	(52,614)	(19,715)	(8,824)
Depreciation expense	(11,619)	(395)	(134)
Costs and Expenses	(96,375)	(20,110)	(8,958)
Loss of hire insurance recovery	18,500
Operating loss	(12,444)	(20,110)	(8,958)
Other income (expense)
Equity in earnings of Joint Venture	18,955	56,307	4,291
Interest income from Joint Venture	495	1,973	2,141
Interest expense	(10,384)	(858)
Other income (expense)	3,675	(62)	274
Income (loss) before income taxes	297	37,250	(2,252)
Income tax (expense) benefit	(3,200)	49	(31)
Net (loss) income	$ (2,903)	$ 37,299	$ (2,283)
(Loss) earnings per common share, basic and diluted (Note 18)	$ (0.01)	$ 0.25	$ (0.02)
Weighted average number of common shares, basic and diluted (Note 18)	195,447,944	150,000,000	150,000,000